Revenue	6 Months Ended
Jun. 30, 2024
Revenue.
Revenue

13Revenue

The Group derives its revenue principally from end-users who use the Group’s platform to access routes predetermined by the Group. Revenue for transport services represents the total amount of fees charged to the end user for these services, net of items as disclosed in the revenue reconciliation table below.

Disaggregated revenue information

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Business to business – TaaS	6,001,062	8,194,324
Business to customers – B2C	2,065,946	2,921,689
	8,067,008	11,116,013

Revenue by geographical location

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Egypt	6,636,048	10,389,858
Kingdom of Saudi Arabia	1,430,960	726,155
	8,067,008	11,116,013